Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 21 - SEGMENT REPORTING:

The Company identified the Company’s CEO as its chief operating decision maker (“CODM”).

As the Company’s CODM, the CEO receives information on a segregated basis (for review on a regular basis) for each business unit, i.e. services, products and kits. The consolidated financial statements present the statements of comprehensive loss revenues from each segment on a standalone basis as well as cost of sale of each segment – i.e. there are no transactions between segments. The information as presented in the consolidated financial statements is essentially the same information provided to the CODM and the same information regarding decisions about allocating resources.

 The Company accounts for its segment information in accordance with IFRS 8 “Segment Reporting” which establishes annual and interim reporting standards for operating segments of a Company based on the Company’s internal accounting methods.

Operating segments are based upon its internal organization structure, the manner in which our operations are managed and the availability of separate financial information. In 2022, the Company operated through three operating segments: products segment, Patient services segment, Kits and Covid -19 testing services segment, as follows:

Products: Development, manufacture and marketing of wireless diagnostic equipment for the medical industry and consumer market.

Patient Services:  Cardiac monitoring services of MCT, Event, Holter, Extended Holter and Pacemaker

Covid -19 testing: three kinds of diagnostic tests – (i) Rapid Antigen + A/B Flu Combo test, (ii) PCR test and (iii) Antibody test.

Kits – direct-To-Customer health testing kits health issues ranging from food sensitivity, indoor/outdoor allergies, HPV, thyroid functioning, testosterone levels, and the hemoglobin A1C test, with results going directly to the user within days.

During the second half of the year 2022 the Company took two strategic decisions:

1) The Company decided to discontinue the Covid-19 activity and this segment is reported as a discontinued operation in the financial statements for the year 2022. See also Note 22.

2) The Company decided to divert to more comprehensive home testing solutions as an expansion of its patient services and as part of its vision to move towards a home-based health care system.

For the year ended December 31, 2022:

	Products	Kits	Patient Services	Total
Revenues from external customers	16	-	4,404	4,420
Segment loss	5,236	703	4,518	10,457
Unallocated G&A expenses				11,656
Finance income, net				8,171
Loss before income taxes				13,942

In the discontinued operation the revenues from external customers was $361 and the loss was $11,108.

For the year ended December 31, 2021:

	Products	Patient Services	Total
Revenues from external customers	50	4,911	4,961
Segment loss	3,386	3,476	6,862
Unallocated G&A expenses			4,106
Finance expenses, net			3,622
Loss before income taxes from continuing operations			14,590

In the discontinued operation the revenues from external customers was $97 and the loss was $301.

For the year ended December 31, 2020:

	Products	Patient Services	Total
Revenues from external customers	41	4,859	4,900
Segment loss	4,243	4,803	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes from continuing operations			12,706